Discontinued Operations	12 Months Ended
Jun. 30, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 19 – DISCONTINUED OPERATIONS

On October 29, 2024, the Company entered into an agreement with a third party to transfer its 75% equity interest in its subsidiary Zhongrun for total consideration of RMB 1,087,500 (approximately $151,285). The transaction was completed on November 30, 2024, upon which Zhongrun ceased to be a subsidiary of the Company and was deconsolidated from the Group’s consolidated financial statements. The Company recognized a gain on disposal of $2,827,017, which has been included in income (loss) from discontinued operations, net of tax, in the consolidated statements of operations and comprehensive income (loss) for the year ended June 30, 2025.

Because Zhongrun represented a separate major line of business that was previously reported as an individual segment, the disposal met the criteria for presentation as a discontinued operation under ASC 205-20, Presentation of Financial Statements — Discontinued Operations. Accordingly, the results of operations of Zhongrun have been reclassified from continuing operations to discontinued operations for all periods presented to conform to the current-year presentation.

The following table summarizes the results of discontinued operations for the years ended June 30, 2025, 2024 and 2023:

	2025	2024	2023
Revenues	$8,376	$219,159	$2,368,071
Cost of revenues	13,110	64,207	2,178,131
Gross profit	(4,734)	154,952	189,940
Operating expenses
Sales and marketing expenses	524	27,645	243,216
General and administrative expenses	34,578	402,959	4,838,197
Total operating expenses	35,102	430,604	5,081,413
Loss from operations	(39,836)	(275,652)	(4,891,473)
Other income (expenses), net
Interest expense	(11,467)	(47,120)	(50,167)
Other income (expenses), net	(7,273)	(920)	-
Total other income (expenses), net	(18,740)	(48,040)	(50,167)
Loss before income taxes from discontinued operations	(58,576)	(323,692)	(4,941,640)
Income tax expense	-	-	-
Net loss from discontinued operations	$(58,576)	$(323,692)	$(4,941,640)

The cash flows of the disposed subsidiary, Zhongrun, are presented separately as part of the discontinued operations. For the year ended June 30, 2025, the net cash flows attributable to Zhongrun are classified in the consolidated statement of cash flows in accordance with the nature of the cash flows. Although the disposal was made for cash consideration, the cash had not been received by the Company as of the reporting date. Accordingly, no cash inflow from investing activities related to the disposal has been recognized in the consolidated statement of cash flows.